Investment Portfolioas of July 31, 2025 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 33.0%
Communication Services 2.8%
Diversified Telecommunication Services 0.0%
Singapore Telecommunications Ltd.	36,500	108,867
Entertainment 0.3%
NetEase, Inc. (ADR)	1,000	130,300
Netflix, Inc.*	1,373	1,591,856
		1,722,156
Interactive Media & Services 2.0%
Alphabet, Inc. "A"	17,017	3,265,562
Alphabet, Inc. "C"	14,429	2,782,777
Tencent Holdings Ltd. (ADR)	80,700	5,654,649
		11,702,988
Media 0.5%
Charter Communications, Inc. "A"*	9,484	2,554,610
Consumer Discretionary 3.5%
Automobile Components 0.8%
Cie Generale des Etablissements Michelin SCA	27,591	978,031
Denso Corp.	251,700	3,409,233
		4,387,264
Automobiles 1.1%
BYD Co., Ltd. (ADR)	30,600	448,290
Ferrari NV	2,480	1,078,632
Mahindra & Mahindra Ltd. (GDR) REG S	139,833	5,047,971
		6,574,893
Broadline Retail 0.3%
MercadoLibre, Inc.*	214	508,013
Next PLC	3,719	604,251
Prosus NV	14,373	821,465
		1,933,729
Hotels, Restaurants & Leisure 0.7%
Booking Holdings, Inc.	218	1,199,885
Carnival Corp.*	45,700	1,360,489
Restaurant Brands International, Inc.	21,000	1,424,957
		3,985,331
Specialty Retail 0.5%
Ulta Beauty, Inc.*	5,800	2,987,058
Textiles, Apparel & Luxury Goods 0.1%
Hermes International SCA	85	207,293

Consumer Staples 1.8%
Beverages 0.2%
Anheuser-Busch InBev SA	4,228	243,840
Heineken NV	11,851	930,492
		1,174,332
Consumer Staples Distribution & Retail 0.9%
Costco Wholesale Corp.	5,355	5,031,772
Food Products 0.2%
Ajinomoto Co., Inc.	3,600	94,878
Kerry Group PLC "A"	1,317	121,679
Nestle SA (Registered)	1,151	100,492
Tyson Foods, Inc. "A"	20,100	1,051,230
		1,368,279
Personal Care Products 0.0%
Unilever PLC	4,326	250,505
Tobacco 0.5%
Japan Tobacco, Inc.	97,400	2,783,930
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
EQT Corp.	11,000	591,250
Expand Energy Corp.	57,200	5,993,416
		6,584,666
Financials 5.9%
Banks 1.8%
Bank Hapoalim BM	24,681	463,443
Bank of Montreal	1,100	121,416
Canadian Imperial Bank of Commerce	43,900	3,137,570
DBS Group Holdings Ltd.	19,200	706,203
DNB Bank ASA	9,664	244,763
Erste Group Bank AG	1,165	106,484
ICICI Bank Ltd. (ADR)	49,784	1,677,721
Itau Unibanco Holding SA (ADR) (Preferred)	136,500	855,855
KBC Group NV	1,430	149,051
Shinhan Financial Group Co., Ltd. (ADR)	33,900	1,650,930
Skandinaviska Enskilda Banken AB "A"	90,135	1,572,901
		10,686,337
Capital Markets 0.6%
3i Group PLC	46,845	2,560,999
Hong Kong Exchanges & Clearing Ltd.	16,700	903,966
		3,464,965
Consumer Finance 1.1%
American Express Co.	5,080	1,520,495
Capital One Financial Corp.	5,780	1,242,700
Synchrony Financial	50,692	3,531,711
		6,294,906
Financial Services 0.1%
PayPal Holdings, Inc.*	5,100	350,676
Insurance 2.3%
Hannover Rueck SE	4,794	1,454,546

Progressive Corp.	36,110	8,740,064
QBE Insurance Group Ltd.	183,699	2,722,338
Swiss Re AG	3,128	560,502
		13,477,450
Health Care 2.8%
Health Care Equipment & Supplies 0.4%
Dexcom, Inc.*	7,800	630,006
IDEXX Laboratories, Inc.*	3,000	1,602,930
		2,232,936
Pharmaceuticals 2.4%
Daiichi Sankyo Co., Ltd.	59,900	1,470,189
Eli Lilly & Co.	1,804	1,335,086
GSK PLC	104,380	1,919,057
Novartis AG (Registered)	30,254	3,439,118
Novo Nordisk A/S "B"	14,554	678,747
Pfizer, Inc.	219,210	5,105,401
		13,947,598
Industrials 3.4%
Aerospace & Defense 1.8%
Airbus SE	17,111	3,426,699
Lockheed Martin Corp.	11,000	4,630,780
Rheinmetall AG	1,254	2,483,326
		10,540,805
Building Products 0.7%
Carlisle Companies, Inc.	1,000	354,710
Trane Technologies PLC	8,549	3,745,146
		4,099,856
Construction & Engineering 0.2%
Ferrovial SE	26,879	1,373,410
Ground Transportation 0.1%
Canadian National Railway Co.	8,800	821,697
Machinery 0.5%
Dover Corp.	11,900	2,155,566
Kone Oyj "B"	7,182	440,096
		2,595,662
Passenger Airlines 0.0%
Ryanair Holdings PLC	3,371	99,373
Professional Services 0.1%
Recruit Holdings Co., Ltd.	4,300	254,836
Information Technology 9.0%
Communications Equipment 0.6%
Arista Networks, Inc.*	29,128	3,589,152
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp. "A"	81,525	8,683,228
IT Services 0.1%
Cognizant Technology Solutions Corp. "A"	5,500	394,680

Semiconductors & Semiconductor Equipment 4.7%
ASML Holding NV	220	152,294
Broadcom, Inc.	27,690	8,132,553
Lam Research Corp.	5,300	502,652
Microchip Technology, Inc.	75,300	5,089,527
NVIDIA Corp.	40,199	7,150,196
QUALCOMM, Inc.	15,285	2,243,227
Tokyo Electron Ltd.	23,800	4,253,615
		27,524,064
Software 1.9%
Adobe, Inc.*	6,206	2,219,824
Autodesk, Inc.*	12,518	3,794,331
Microsoft Corp.	9,709	5,179,752
		11,193,907
Technology Hardware, Storage & Peripherals 0.2%
Samsung Electronics Co., Ltd. (GDR) REG S	441	554,337
Samsung Electronics Co., Ltd. (GDR) (Preferred) REG S	336	339,360
		893,697
Materials 1.2%
Metals & Mining 1.2%
Gold Fields Ltd. (ADR)	28,487	693,943
Nucor Corp.	45,700	6,538,299
		7,232,242
Real Estate 0.6%
Industrial REITs 0.0%
Goodman Group	11,213	251,043
Real Estate Management & Development 0.2%
Daiwa House Industry Co., Ltd.	19,500	645,094
Mitsui Fudosan Co., Ltd.	26,700	239,043
		884,137
Specialized REITs 0.4%
Equinix, Inc.	2,800	2,198,476
Public Storage	1,400	380,716
		2,579,192
Utilities 0.9%
Electric Utilities 0.7%
Edison International	10,400	542,048
Enel SpA	17,568	155,065
NRG Energy, Inc.	20,097	3,360,218
		4,057,331
Multi-Utilities 0.2%
E.ON SE	18,332	334,434
National Grid PLC	55,090	771,596
		1,106,030
Total Common Stocks (Cost $174,062,964)		191,986,883

Preferred Stocks 2.7%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,318,000
Financials 1.9%
AGNC Investment Corp., Series C (REIT), 3 mo. USD Term SOFR + 5.373%, 9.673% (a)	64,439	1,667,681
Charles Schwab Corp., Series D, 5.95%	75,000	1,874,250
Fifth Third Bancorp., Series I, 3 mo. USD Term SOFR + 3.972%, 8.267% (a)	75,000	1,917,000
KeyCorp., Series E, 6.125%	75,000	1,872,000
Morgan Stanley, Series K, 5.85%	75,000	1,786,500
Wells Fargo & Co., Series A, 5.625%	75,000	1,794,000
		10,911,431
Real Estate 0.4%
Kimco Realty Corp., Series L (REIT), 5.125%	75,000	1,533,750
Prologis, Inc., Series Q (REIT), 8.54%	236	12,859
Simon Property Group, Inc., Series A (REIT), 8.375%	17,000	942,140
		2,488,749
Total Preferred Stocks (Cost $17,760,928)		15,718,180

Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $1,122)	1,100	1,122

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,210)	506	838

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 25.0%
Communication Services 1.3%
AT&T, Inc., 3.55%, 9/15/2055	570,000	382,164
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	990,000	981,895
Charter Communications Operating LLC:
6.1%, 6/1/2029	720,000	751,074
6.384%, 10/23/2035	400,000	413,522
Comcast Corp., 5.5%, 5/15/2064	400,000	368,503
Paramount Global:
4.2%, 6/1/2029	1,050,000	1,021,662
4.6%, 1/15/2045	320,000	244,328
4.95%, 1/15/2031	850,000	828,892
T-Mobile U.S.A., Inc.:
4.375%, 4/15/2040	335,000	295,962
6.0%, 6/15/2054	460,000	464,999
Videotron Ltd., 144A, 5.7%, 1/15/2035	930,000	933,230
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	755,000	634,004
		7,320,235

Consumer Discretionary 1.3%
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	635,000	618,640
6.5%, 2/7/2035	940,000	937,431
6.798%, 11/7/2028	350,000	362,206
General Motors Co.:
5.625%, 4/15/2030	1,150,000	1,179,646
6.25%, 4/15/2035	580,000	599,644
Las Vegas Sands Corp., 5.625%, 6/15/2028	645,000	655,265
Lowe's Companies, Inc., 5.625%, 4/15/2053	300,000	286,827
Marriott International, Inc., 5.5%, 4/15/2037	1,140,000	1,138,119
Mattel, Inc., 144A, 5.875%, 12/15/2027	1,700,000	1,703,951
		7,481,729
Consumer Staples 0.6%
Bunge Ltd. Finance Corp., 144A, 5.25%, 4/21/2032	700,000	706,379
JBS USA Holding Lux SARL, 6.75%, 3/15/2034	1,087,000	1,183,219
Mars, Inc.:
144A, 5.2%, 3/1/2035	989,000	993,735
144A, 5.7%, 5/1/2055	579,000	571,325
		3,454,658
Energy 4.9%
BP Capital Markets PLC, 6.125%, Perpetual	2,425,000	2,432,055
Buckeye Partners LP, 144A, 6.75%, 2/1/2030	2,700,000	2,795,183
Cheniere Energy, Inc., 4.625%, 10/15/2028	1,765,000	1,755,562
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	550,000	557,816
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	2,000,000	1,926,119
144A, 5.8%, 12/15/2034	437,000	444,511
Ecopetrol SA, 7.75%, 2/1/2032	1,700,000	1,692,817
Energy Transfer LP:
Series B, 6.625%, Perpetual	735,000	731,177
7.125%, 10/1/2054 (d)	700,000	717,791
144A, 7.375%, 2/1/2031	500,000	522,971
8.0%, 5/15/2054	825,000	878,860
EQT Corp., 5.75%, 2/1/2034	1,235,000	1,269,961
Expand Energy Corp., 5.375%, 2/1/2029	1,080,000	1,081,173
HF Sinclair Corp., 5.75%, 1/15/2031	837,000	856,711
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	894,000	914,305
NuStar Logistics LP, 6.375%, 10/1/2030	3,045,000	3,136,944
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,937,539
ONEOK, Inc., 144A, 6.5%, 9/1/2030	1,550,000	1,653,807
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	573,000	538,496
144A, 6.375%, 6/2/2055	1,105,000	1,120,690
Targa Resources Partners LP, 5.0%, 1/15/2028	1,000,000	998,702
Western Midstream Operating LP, 5.45%, 11/15/2034	525,000	514,729
		28,477,919
Financials 8.9%
Acrisure LLC, 144A, 6.75%, 7/1/2032	1,714,000	1,735,423
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	1,000,000	1,046,201

Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	690,000	685,225
144A, 5.75%, 10/1/2031	593,000	608,578
144A, 6.5%, 7/18/2028	530,000	553,723
Banco Santander SA, 6.033%, 1/17/2035	400,000	421,026
Bank of Montreal, Series 6, 6.875%, 11/26/2085	500,000	501,000
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	770,000	761,877
BGC Group, Inc., 144A, 6.15%, 4/2/2030	1,107,000	1,120,016
Blackstone Private Credit Fund:
5.25%, 4/1/2030	1,800,000	1,782,485
5.6%, 11/22/2029	1,100,000	1,108,204
6.0%, 11/22/2034	850,000	844,469
BNP Paribas SA, 144A, 8.5%, Perpetual (d)	1,020,000	1,087,609
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	2,000,000	2,010,753
Capital One Financial Corp., Series M, 3.95%, Perpetual	1,520,000	1,482,980
Charles Schwab Corp.:
Series I, 4.0%, Perpetual	1,000,000	985,757
Series F, 5.0%, Perpetual (d)	2,400,000	2,353,970
Citigroup, Inc.:
6.02%, 1/24/2036	950,000	973,590
Series EE, 6.75%, Perpetual	800,000	803,382
Series FF, 6.95%, Perpetual	800,000	806,482
Corebridge Financial, Inc., 5.75%, 1/15/2034	700,000	726,517
HSBC Holdings PLC:
5.874%, 11/18/2035	570,000	578,482
6.95%, Perpetual (d)	1,950,000	1,993,456
JPMorgan Chase & Co.:
Series OO, 6.5%, Perpetual	1,491,000	1,528,400
6.875%, Perpetual	2,000,000	2,090,346
M&T Bank Corp., 5.385%, 1/16/2036	1,145,000	1,140,843
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	180,811
Morgan Stanley, 5.664%, 4/17/2036	800,000	825,106
Navient Corp., 5.5%, 3/15/2029 (d)	1,715,000	1,677,693
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	617,831
Nordea Bank Abp, 144A, 6.3%, Perpetual (d)	1,700,000	1,685,896
Royal Bank of Canada, 6.35%, 11/24/2084	3,500,000	3,335,019
Societe Generale SA:
144A, 5.512%, 5/22/2031	1,260,000	1,285,072
144A, 6.221%, 6/15/2033 (d)	1,275,000	1,321,143
State Street Corp., Series K, 6.45%, Perpetual	1,491,000	1,514,980
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	2,100,000	2,085,231
Synchrony Bank, 5.625%, 8/23/2027	250,000	254,178
Synchrony Financial, 5.45%, 3/6/2031	1,030,000	1,037,165
The Goldman Sachs Group, Inc., Series Y, 6.125%, Perpetual (d)	1,385,000	1,369,572
Truist Financial Corp., Series N, 6.669%, Perpetual	2,000,000	1,998,701
U.S. Bancorp, 5.678%, 1/23/2035	1,010,000	1,046,628
UBS Group AG, 144A, 4.375%, Perpetual (d)	743,000	665,917
Wells Fargo & Co., 6.85%, Perpetual	1,250,000	1,294,776
		51,926,513
Health Care 0.3%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	830,000	781,871
CVS Health Corp., 6.75%, 12/10/2054	1,120,000	1,120,927
		1,902,798
Industrials 2.4%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	155,000	154,859
BNSF Funding Trust I, 6.613%, 12/15/2055	1,500,000	1,507,157

Boeing Co.:
6.259%, 5/1/2027	770,000	789,661
6.858%, 5/1/2054	1,200,000	1,318,996
Delta Air Lines, Inc., 3.75%, 10/28/2029	865,000	827,940
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	139,516
Keysight Technologies, Inc., 5.35%, 7/30/2030	1,427,000	1,467,540
Paychex, Inc.:
5.1%, 4/15/2030	424,000	433,192
5.35%, 4/15/2032	1,161,000	1,190,063
5.6%, 4/15/2035	999,000	1,026,639
RTX Corp., 6.4%, 3/15/2054	700,000	762,331
Stanley Black & Decker, Inc., 5 yr. CMT + 2.657%, 6.707% (a), 3/15/2060	2,500,000	2,432,908
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037	1,306,159	1,331,640
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	631,099
		14,013,541
Information Technology 0.7%
AppLovin Corp., 5.95%, 12/1/2054	397,000	386,822
Broadcom, Inc., 144A, 2.6%, 2/15/2033	350,000	299,391
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	668,000	682,662
HP, Inc., 6.1%, 4/25/2035	1,005,000	1,041,915
Oracle Corp.:
5.375%, 9/27/2054	1,310,000	1,179,936
5.5%, 9/27/2064	400,000	357,387
		3,948,113
Materials 0.9%
Celanese U.S. Holdings LLC:
6.665%, 7/15/2027	350,000	358,691
6.85%, 11/15/2028	270,000	281,077
Chemours Co., 5.375%, 5/15/2027	2,855,000	2,796,869
Corp. Nacional del Cobre de Chile:
144A, 5.95%, 1/8/2034	620,000	633,473
144A, 6.78%, 1/13/2055	416,000	427,024
Olin Corp., 5.0%, 2/1/2030	1,050,000	1,005,630
		5,502,764
Real Estate 0.7%
CBRE Services, Inc.:
4.8%, 6/15/2030	694,000	697,962
5.5%, 6/15/2035	453,000	457,348
Iron Mountain, Inc., 144A, (REIT), 6.25%, 1/15/2033	2,800,000	2,847,818
		4,003,128
Utilities 3.0%
CMS Energy Corp., 3.75%, 12/1/2050	1,900,000	1,708,017
Dominion Energy, Inc., 6.625%, 5/15/2055	1,400,000	1,434,549
Edison International, 5.25%, 3/15/2032	764,000	731,957
Entergy Arkansas LLC, 5.75%, 6/1/2054	810,000	806,704
Exelon Corp., 6.5%, 3/15/2055	533,000	544,633
Nevada Power Co., 6.0%, 3/15/2054	510,000	512,650
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055	1,650,000	1,692,852
6.75%, 6/15/2054	537,000	560,292
NRG Energy, Inc., 144A, 2.45%, 12/2/2027	1,370,000	1,298,131

Pacific Gas and Electric Co.:
3.95%, 12/1/2047		500,000	359,186
5.9%, 10/1/2054		286,000	268,068
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,718,536
PG&E Corp., 7.375%, 3/15/2055		525,000	506,616
Sempra, 4.125%, 4/1/2052		1,800,000	1,738,208
Sierra Pacific Power Co., 5.9%, 3/15/2054		290,000	288,924
Southern Co., Series 21-A, 3.75%, 9/15/2051		1,241,000	1,221,064
Southwestern Public Service Co., 6.0%, 6/1/2054		1,210,000	1,215,795
Vistra Operations Co. LLC, 144A, 5.7%, 12/30/2034		1,111,000	1,131,027
			17,737,209
Total Corporate Bonds (Cost $144,805,283)			145,768,607

Asset-Backed 8.5%
Automobile Receivables 1.2%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032		178,913	178,945
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032		178,913	178,849
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2022-5A, 144A, 6.24%, 4/20/2027		1,500,000	1,503,142
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.65% (a), 12/26/2031		128,634	129,199
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029		400,000	403,068
Exeter Automobile Receivables Trust, “C”, Series 2025-3A, 5.09%, 10/15/2031		272,000	273,990
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		1,500,000	1,530,976
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		1,720,000	1,732,514
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032		351,977	354,239
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032		277,608	281,107
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030		400,000	406,443
Securitized Term Auto Receivables Trust, “C”, Series 2025-A, 144A, 5.185%, 7/25/2031		347,823	348,667
			7,321,139
Credit Card Receivables 0.5%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027		400,000	402,456
Continental Finance Credit Card ABS Master Trust, “A”, Series 2024-A, 144A, 5.78%, 12/15/2032		400,000	403,096
Evergreen Credit Card Trust, “C”, Series 2025-CRT5, 144A, 5.53%, 5/15/2029		250,000	251,498
Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029		800,000	805,132
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030		1,000,000	1,005,180
			2,867,362
Home Equity Loans 0.4%
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044		1,028,469	1,022,698
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044		496,171	496,161
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065		820,354	823,100
			2,341,959
Miscellaneous 6.4%
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 6.219% (a), 7/24/2037		2,200,000	2,206,052
Allegro CLO XV Ltd., “BR”, Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.62%, 5.945% (a), 4/20/2038		1,000,000	1,001,107

Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.912% (a), 1/22/2038	1,000,000	1,001,942
Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 3 mo. USD Term SOFR + 1.212%, 5.537% (a), 10/20/2030	1,044,585	1,044,167
ARES LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	900,000	826,556
ARES LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.922% (a), 7/15/2038	750,000	752,726
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 3 mo. USD Term SOFR + 1.712%, 6.029% (a), 4/15/2034	2,000,000	2,009,592
Balboa Bay Loan Funding Ltd., “A1”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.835% (a), 7/20/2037	500,000	501,330
BlueMountain CLO XXXIV Ltd., “B1”, Series 2022-34A, 144A, 3 mo. USD Term SOFR + 2.05%, 6.375% (a), 4/20/2035	750,000	751,535
Carlyle Global Market Strategies CLO Ltd., “BR4”, Series 2012-4A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.082% (a), 4/22/2032	1,000,000	1,001,147
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,949,861	2,256,138
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	600,000	606,697
Compass Datacenters Issuer III LLC, “A2”, Series 2025-3A, 144A, 5.286%, 7/25/2050	504,000	504,141
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	1,250,000	1,214,674
Elmwood CLO 43 Ltd., “B”, Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.019% (a), 7/20/2038	522,000	522,068
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	506,289
Golub Capital Partners CLO 53B Ltd., “CR”, Series 2021-53A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.025% (a), 7/20/2034	1,000,000	991,916
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	224,371	226,574
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	598,500	604,590
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 3 mo. USD Term SOFR + 2.162%, 6.484% (a), 7/17/2034	950,000	952,377
Morgan Stanley Eaton Vance CLO Ltd., “A”, Series 2021-1A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.741% (a), 10/20/2034	3,000,000	3,007,461
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	1,206,973	1,029,266
MVW LLC, “B”, Series 2025-1A, 144A, 5.21%, 9/22/2042	471,826	470,648
Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 6.035% (a), 7/20/2037	1,900,000	1,904,704
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.925% (a), 4/20/2037	3,500,000	3,517,630
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.044% (a), 7/20/2038	650,000	653,034
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.018% (a), 1/15/2040	1,000,000	1,005,326
Sixth Street CLO 29 Ltd., “B”, Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.972% (a), 7/17/2038	500,000	500,782
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.725% (a), 1/20/2038	1,600,000	1,594,979
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	400,000	399,815
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	800,000	808,606
Texas Debt Capital CLO Ltd., “A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.865% (a), 7/20/2038	1,500,000	1,502,084
TICP CLO XI Ltd., “AR”, Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.848% (a), 4/25/2037	800,000	802,382
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	400,000	408,596
		37,086,931
Total Asset-Backed (Cost $50,141,212)		49,617,391

Mortgage-Backed Securities Pass-Throughs 6.0%
Federal Home Loan Mortgage Corp., 6.0%, 1/1/2055	3,882,695	3,957,847

Federal National Mortgage Association:
5.0%, 8/1/2054 (e)	2,100,000	2,043,959
5.5%, 8/1/2054 (e)	4,700,000	4,675,128
6.0%, with various maturities from 8/1/2054 until 2/1/2055 (e)	16,969,847	17,210,924
Government National Mortgage Association:
5.5%, 8/20/2054 (e)	7,000,000	6,981,954
6.5%, 8/20/2034	11,737	12,457
Total Mortgage-Backed Securities Pass-Throughs (Cost $34,820,053)		34,882,269

Commercial Mortgage-Backed Securities 3.0%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1% (a), 5/15/2035	800,000	744,000
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.532% (a), 12/5/2038	900,000	974,075
BAHA Trust, “A”, Series 2024-MAR, 144A, 5.972% (a), 12/10/2041	1,114,000	1,143,977
Bank, “AS”, Series 2025-BNK50, 5.875%, 5/15/2068	980,000	1,018,109
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	400,000	345,285
BPR Trust:
“A”, Series 2024-PMDW, 144A, 5.358%, 11/5/2041	536,000	540,789
“B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.606% (a), 9/15/2038	600,000	597,022
BX Trust, “D”, Series 2019-OC11, 144A, 3.944% (a), 12/9/2041	700,000	652,392
BXP Trust:
“A”, Series 2021-601L, 144A, 2.618%, 1/15/2044	1,650,000	1,403,959
“B”, Series 2021-601L, 144A, 2.775% (a), 1/15/2044	750,000	631,633
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	500,000	485,807
Fontainebleau Miami Beach Mortgage Trust, “B”, Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 6.192% (a), 12/15/2039	563,000	563,329
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 8.1% (a), 1/25/2051	1,098,000	1,133,699
Hudson Yards Mortgage Trust, “C”, Series 2025-SPRL, 144A, 5.952% (a), 1/13/2040	225,000	230,607
IRV Trust, “C”, Series 2025-200P, 144A, 5.73% (a), 3/14/2047	667,000	658,416
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	826,747
“A”, Series 2016-NINE, 144A, 2.854% (a), 9/6/2038	750,000	732,490
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	467,109
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.599% (a), 6/15/2035	1,550,537	1,320,366
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.283% (a), 6/15/2039	970,000	970,303
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.41% (a), 8/15/2038	396,688	392,969
ROCK Trust, “A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	635,000	646,702
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.785% (a), 2/15/2042	800,000	796,000
WHARF Commercial Mortgage Trust, “B”, Series 2025-DC, 144A, 5.544%, 7/15/2040	200,000	202,794
Total Commercial Mortgage-Backed Securities (Cost $16,933,238)		17,478,579

Collateralized Mortgage Obligations 4.2%
Federal Home Loan Mortgage Corp.:
“DI”, Series 5011, Interest Only, 2.0%, 7/25/2050	2,794,016	334,886
“MI”, Series 5034, Interest Only, 2.0%, 11/25/2050	1,923,090	239,216
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,581,379	1,348,013
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	85,337	10,367
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (a), 12/25/2054	1,360,681	1,361,393
“FG”, Series 2023-53, 30 day USD SOFR Average + 1.9%, 6.25% (a), 11/25/2053	11,860,342	11,990,771
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.914% (a), 3/25/2049	776,478	788,047

Government National Mortgage Association:
“IO”, Series 2021-19, Interest Only, 2.0%, 1/20/2051		3,308,840	392,411
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051		3,755,828	447,882
“SG”, Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 4.005% (a), 4/20/2055		2,465,631	2,322,365
“AZ”, Series 2023-120, 5.5%, 8/20/2053		1,110,906	1,110,841
“UZ”, Series 2025-41, 6.0%, 3/20/2055		743,959	734,567
JPMorgan Mortgage Trust:
“A1”, Series 2025-DSC1, 144A, 5.577%, 9/25/2065		785,196	787,502
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.6% (a), 12/25/2054		631,688	630,331
Sequoia Mortgage Trust, “A3”, Series 2024-INV1, 144A, 5.5%, 10/25/2054		1,283,617	1,270,731
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.5% (a), 7/25/2059		866,233	912,895
Total Collateralized Mortgage Obligations (Cost $24,519,982)			24,682,218

Government & Agency Obligations 9.7%
Sovereign Bonds 1.8%
Brazilian Government International Bond, 6.0%, 10/20/2033		950,000	938,160
Eagle Funding Luxco Sarl, 144A, 5.5%, 8/17/2030		994,000	998,473
Indonesia Government International Bond, 4.75%, 9/10/2034		1,700,000	1,669,223
Mexico Cetes, Zero Coupon, 3/5/2026	MXN	117,000,000	5,919,500
Mexico Government International Bond:
6.0%, 5/7/2036		260,000	254,800
6.875%, 5/13/2037		538,000	555,216
			10,335,372
U.S. Treasury Obligations 7.9%
U.S. Treasury Bills, 4.119% (f), 9/11/2025 (g)		20,000,000	19,902,340
U.S. Treasury Bonds, 4.625%, 2/15/2055		1,129,700	1,082,217
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.182%, 4.463% (a), 7/31/2026		10,000,000	10,010,590
3 mo. Treasury money market yield + 0.245%, 4.526% (a), 1/31/2026 (h)		12,774,500	12,787,137
U.S. Treasury Notes:
4.0%, 3/31/2030		878,000	880,024
4.25%, 6/30/2029		1,203,200	1,217,488
			45,879,796
Total Government & Agency Obligations (Cost $56,116,833)			56,215,168

Loan Participations and Assignments 0.4%
Senior Loans (a) 0.4%
Hilton Domestic Operating Co., Inc., Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 6.102%, 11/8/2030		1,389,235	1,393,959
TransDigm, Inc., Term Loan J, 3 mo. USD Term SOFR + 2.5%, 6.796%, 2/28/2031		1,033,603	1,037,825
			2,431,784
Total Loan Participations and Assignments (Cost $2,423,594)			2,431,784

	Shares	Value ($)

Exchange-Traded Funds 3.4%
iShares Core International Aggregate Bond ETF	336,985	17,199,714
SPDR Blackstone Senior Loan ETF	60,000	2,499,000
Total Exchange-Traded Funds (Cost $19,567,639)		19,698,714

Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (i) (j) (Cost $5,059,099)	5,059,099	5,059,099

Cash Equivalents 8.9%
DWS Central Cash Management Government Fund, 4.37% (i) (Cost $52,008,607)	52,008,607	52,008,607

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $598,310,764)	105.7	615,549,459
Other Assets and Liabilities, Net	(5.7)	(33,403,399)
Net Assets	100.0	582,146,060
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (i) (j)
5,493,504	—	434,405 (k)	—	—	40,096	—	5,059,099	5,059,099
Cash Equivalents 8.9%
DWS Central Cash Management Government Fund, 4.37% (i)
74,600,295	302,294,094	324,885,782	—	—	1,145,308	—	52,008,607	52,008,607
80,093,799	302,294,094	325,320,187	—	—	1,185,404	—	57,067,706	57,067,706

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2025 amounted to $4,849,027, which is 0.8% of net assets.

(e)	When-issued or delayed delivery securities included.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At July 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	At July 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
CMT: Constant Maturity Treasury
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/30/2025	176	36,467,707	36,429,250	(38,457)
DAX Index	EUR	9/19/2025	52	35,702,789	35,844,276	141,487
E-Mini S&P 500 Index	USD	9/19/2025	19	5,859,786	6,055,538	195,752
EURO STOXX 50 Index	EUR	9/19/2025	255	15,536,965	15,539,713	2,748
Euro-Bund Index	EUR	9/8/2025	144	21,366,784	21,313,954	(52,830)
FTSE 100 Index	GBP	9/19/2025	82	9,602,524	9,880,679	278,155
MSCI Emerging Market Index	USD	9/19/2025	226	14,179,404	13,992,790	(186,614)
MSCI World Index	USD	9/19/2025	776	98,143,306	102,075,040	3,931,734
Nikkei 225 Index	JPY	9/11/2025	108	27,884,904	29,506,631	1,621,727
STOXX Europe 600 Index	EUR	9/19/2025	297	9,213,507	9,266,517	53,010
Total net unrealized appreciation						5,946,712

At July 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2025	245	26,434,511	26,502,109	(67,598)
U.S. Treasury Long Bond	USD	9/19/2025	18	2,016,092	2,055,375	(39,283)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2025	101	11,311,773	11,420,891	(109,118)
Ultra Long U.S. Treasury Bond	USD	9/19/2025	44	5,067,566	5,161,750	(94,184)
Total unrealized depreciation						(310,183)
At July 31, 2025, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Floating — 1-Day SOFR Semi-Annually β	Fixed — 3.907% Semi-Annually	8/28/2025/ 8/28/2045	18,500,000	USD	(388,874)	—	(388,874)
Floating — 1-Day SOFR Semi-Annually β	Fixed — 3.757% Semi-Annually	8/28/2025/ 8/27/2055	7,800,000	USD	(332,732)	—	(332,732)
							(721,606)

β	1-Day SOFR rate as of July 31, 2025 is 4.390%.

At July 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,733,436	JPY	254,990,000	10/10/2025	(29,867)	State Street Bank and Trust
USD	4,963,565	CAD	6,780,000	10/10/2025	(53,672)	State Street Bank and Trust
USD	7,725,375	GBP	5,730,000	10/10/2025	(153,146)	State Street Bank and Trust
USD	17,061,645	EUR	14,549,604	10/10/2025	(383,989)	Citigroup, Inc.
Total unrealized depreciation					(620,674)
Currency Abbreviation(s)

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,979,754	$108,867	$—	$16,088,621
Consumer Discretionary	12,976,663	7,098,905	—	20,075,568
Consumer Staples	6,083,002	4,525,816	—	10,608,818
Energy	6,584,666	—	—	6,584,666
Financials	22,829,138	11,445,196	—	34,274,334
Health Care	8,673,423	7,507,111	—	16,180,534
Industrials	11,707,899	8,077,740	—	19,785,639
Information Technology	47,872,819	4,405,909	—	52,278,728
Materials	7,232,242	—	—	7,232,242
Real Estate	2,579,192	1,135,180	—	3,714,372
Utilities	3,902,266	1,261,095	—	5,163,361
Preferred Stocks (a)	15,718,180	—	—	15,718,180
Rights	—	—	1,122	1,122
Warrants	—	—	838	838
Corporate Bonds (a)	—	145,768,607	—	145,768,607
Asset-Backed (a)	—	49,617,391	—	49,617,391
Mortgage-Backed Securities Pass-Throughs	—	34,882,269	—	34,882,269
Commercial Mortgage-Backed Securities	—	17,478,579	—	17,478,579
Collateralized Mortgage Obligations	—	24,682,218	—	24,682,218
Government & Agency Obligations (a)	—	56,215,168	—	56,215,168
Loan Participations and Assignments	—	2,431,784	—	2,431,784
Exchange-Traded Funds	19,698,714	—	—	19,698,714
Short-Term Investments (a)	57,067,706	—	—	57,067,706
Derivatives (b)
Futures Contracts	6,224,613	—	—	6,224,613
Total	$245,130,277	$376,641,835	$1,960	$621,774,072

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(588,084)	$—	$—	$(588,084)
Interest Rate Swap Contracts	—	(721,606)	—	(721,606)
Forward Foreign Currency Contracts	—	(620,674)	—	(620,674)
Total	$(588,084)	$(1,342,280)	$—	$(1,930,364)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DGIBF-PH3